Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	$ 3,549
Balance at end of period	4,447	$ 3,549
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	110	107
Net remeasurement due to transfers	(10)	(8)
New originations or purchases	14	14
Net repayments	(1)	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(26)	(9)
Changes to risk, parameters, and models	51	37
Write-offs	(31)	(31)
Recoveries	1	3
Foreign exchange and other adjustments	2	4
Balance at end of period	110	110
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	1,171	1,055
Balance at beginning of period	1,103
Net remeasurement due to transfers	22	25
New originations or purchases	326	322
Net repayments	(130)	(88)
Derecognition of financial assets (excluding disposals and write-offs)	(201)	(268)
Changes to risk, parameters, and models	1,086	938
Write-offs	(1,220)	(1,077)
Recoveries	254	253
Foreign exchange and other adjustments	1	11
Balance, including off-balance sheet instruments, at end of period	1,309	1,171
Less: Allowance for off-balance sheet instruments	60	68
Balance at end of period	1,249	1,103
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	1,740	1,605
Balance at beginning of period	1,003
Net remeasurement due to transfers	115	103
New originations or purchases	144	171
Net repayments	73	113
Derecognition of financial assets (excluding disposals and write-offs)	(642)	(579)
Changes to risk, parameters, and models	1,901	1,597
Disposals		(41)
Write-offs	(1,699)	(1,515)
Recoveries	297	260
Foreign exchange and other adjustments		26
Balance, including off-balance sheet instruments, at end of period	1,929	1,740
Less: Allowance for off-balance sheet instruments	354	737
Balance at end of period	1,575	1,003
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	1,557	1,525
Balance at beginning of period	1,333
Net remeasurement due to transfers	28	35
New originations or purchases	451	467
Net repayments	(86)	(57)
Derecognition of financial assets (excluding disposals and write-offs)	(807)	(760)
Changes to risk, parameters, and models	722	426
Disposals	(3)	(5)
Write-offs	(228)	(155)
Recoveries	57	73
Foreign exchange and other adjustments	(7)	8
Balance, including off-balance sheet instruments, at end of period	1,684	1,557
Less: Allowance for off-balance sheet instruments	171	224
Balance at end of period	1,513	1,333
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,628
Balance at end of period	2,122	1,628
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	24	24
Net remeasurement due to transfers	(16)	(14)
New originations or purchases	14	14
Net repayments		(1)
Derecognition of financial assets (excluding disposals and write-offs)	(4)	(3)
Changes to risk, parameters, and models	(18)	(16)
Balance at end of period	28	24
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	35	24
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(5)	(4)
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	599	529
Balance at beginning of period	574
Net remeasurement due to transfers	(149)	(125)
New originations or purchases	326	322
Net repayments	(88)	(49)
Derecognition of financial assets (excluding disposals and write-offs)	(81)	(126)
Changes to risk, parameters, and models	(105)	(127)
Foreign exchange and other adjustments	(1)	7
Balance, including off-balance sheet instruments, at end of period	717	599
Less: Allowance for off-balance sheet instruments	27	25
Balance at end of period	690	574
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	352	303
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(121)	(114)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(15)	(21)
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	819	763
Balance at beginning of period	379
Net remeasurement due to transfers	(240)	(209)
New originations or purchases	144	171
Net repayments	92	125
Derecognition of financial assets (excluding disposals and write-offs)	(96)	(102)
Changes to risk, parameters, and models	(236)	(276)
Disposals		(21)
Foreign exchange and other adjustments		8
Balance, including off-balance sheet instruments, at end of period	934	819
Less: Allowance for off-balance sheet instruments	202	440
Balance at end of period	732	379
Stage 1 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	705	590
Stage 1 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(224)	(192)
Stage 1 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(30)	(38)
Stage 1 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	736	706
Balance at beginning of period	651
Net remeasurement due to transfers	(89)	(38)
New originations or purchases	451	467
Net repayments	(9)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(340)	(338)
Changes to risk, parameters, and models	(83)	(89)
Foreign exchange and other adjustments	1	11
Balance, including off-balance sheet instruments, at end of period	736	736
Less: Allowance for off-balance sheet instruments	64	85
Balance at end of period	672	651
Stage 1 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	214	133
Stage 1 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(127)	(106)
Stage 1 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(18)	(6)
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,217
Balance at end of period	1,579	1,217
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	34	26
Net remeasurement due to transfers	6	6
Net repayments	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(2)
Changes to risk, parameters, and models	20	29
Balance at end of period	26	34
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(33)	(23)
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	13	8
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(8)	(9)
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	392	355
Balance at beginning of period	349
Net remeasurement due to transfers	160	139
Net repayments	(30)	(24)
Derecognition of financial assets (excluding disposals and write-offs)	(71)	(97)
Changes to risk, parameters, and models	298	321
Foreign exchange and other adjustments	1	3
Balance, including off-balance sheet instruments, at end of period	417	392
Less: Allowance for off-balance sheet instruments	33	43
Balance at end of period	384	349
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(333)	(285)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	164	152
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(164)	(172)
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	580	521
Balance at beginning of period	283
Net remeasurement due to transfers	314	249
Net repayments	3	(51)
Derecognition of financial assets (excluding disposals and write-offs)	(107)	(106)
Changes to risk, parameters, and models	781	705
Disposals		(12)
Foreign exchange and other adjustments		11
Balance, including off-balance sheet instruments, at end of period	673	580
Less: Allowance for off-balance sheet instruments	152	297
Balance at end of period	521	283
Stage 2 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(623)	(521)
Stage 2 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	288	259
Stage 2 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(563)	(475)
Stage 2 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	688	627
Balance at beginning of period	551
Net remeasurement due to transfers	115	68
Net repayments	(35)	(26)
Derecognition of financial assets (excluding disposals and write-offs)	(382)	(365)
Changes to risk, parameters, and models	564	447
Disposals	(3)
Foreign exchange and other adjustments	1	8
Balance, including off-balance sheet instruments, at end of period	740	688
Less: Allowance for off-balance sheet instruments	92	137
Balance at end of period	648	551
Stage 2 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(210)	(129)
Stage 2 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	138	114
Stage 2 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(136)	(56)
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	704
Balance at end of period	746	704
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	52	57
Net repayments		(5)
Derecognition of financial assets (excluding disposals and write-offs)	(17)	(4)
Changes to risk, parameters, and models	49	24
Write-offs	(31)	(31)
Recoveries	1	3
Foreign exchange and other adjustments	2	4
Balance at end of period	56	52
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(1)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(8)	(4)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	10	9
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	180	171
Balance at beginning of period	180
Net remeasurement due to transfers	11	11
Net repayments	(12)	(15)
Derecognition of financial assets (excluding disposals and write-offs)	(49)	(45)
Changes to risk, parameters, and models	893	744
Write-offs	(1,220)	(1,077)
Recoveries	254	253
Foreign exchange and other adjustments	1	1
Balance, including off-balance sheet instruments, at end of period	175	180
Balance at end of period	175	180
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(19)	(18)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(43)	(38)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	179	193
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	341	321
Balance at beginning of period	341
Net remeasurement due to transfers	41	63
Net repayments	(22)	39
Derecognition of financial assets (excluding disposals and write-offs)	(439)	(371)
Changes to risk, parameters, and models	1,356	1,168
Disposals		(8)
Write-offs	(1,699)	(1,515)
Recoveries	297	260
Foreign exchange and other adjustments		7
Balance, including off-balance sheet instruments, at end of period	322	341
Balance at end of period	322	341
Stage 3 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(82)	(69)
Stage 3 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(64)	(67)
Stage 3 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	593	513
Stage 3 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, as beginning of period	133	192
Balance at beginning of period	131
Net remeasurement due to transfers	2	5
Net repayments	(42)	(27)
Derecognition of financial assets (excluding disposals and write-offs)	(85)	(57)
Changes to risk, parameters, and models	241	68
Disposals		(5)
Write-offs	(228)	(155)
Recoveries	57	73
Foreign exchange and other adjustments	(9)	(11)
Balance, including off-balance sheet instruments, at end of period	208	133
Less: Allowance for off-balance sheet instruments	15	2
Balance at end of period	193	131
Stage 3 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)	(4)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(11)	(8)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	$ 154	$ 62